Operations (Details Narrative) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
	Nov. 16, 2021	Apr. 20, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2021	May 05, 2021
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company			100.00%	100.00%
Consideration transferred acquisition			R$ 1,096,294
Acquisition date			4,285,900
Acquisition paid			1,800
Receive additional amount			230,000
Payment of established targets			120,000
Disburse amount			110,000
Contingent consideration			77,000
Remuneration service provision		R$ 250,700
Prepaid expenses		R$ 476,000	278,851	R$ 275,148
Goodwill paid			2,636,426
Contractual provision			R$ 670,000
Total for the acquisition of a equity interest	R$ 1,678,792
Non-controlling interest			49.00%
Fair value amount	R$ 1,612,957
Cozani [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred acquisition			R$ 7,211,600
Contractual provision			77,000
Obligation amount			R$ 748,000
Share Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company			100.00%
Consideration transferred acquisition			R$ 7,014
T I M S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company	49.00%		49.00%	49.00%		49.00%
Consideration transferred acquisition			R$ 634,300
Working capital and net debt			634,300
Net Additions			670
Deposit			R$ 670
Percentage Of goodwill written off			90.00%
Goodwill recorded in the acquisition			R$ 1,051,477
T I M S A [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest	R$ 582,498
T I M S A [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Total for the acquisition of a equity interest	R$ 1,096,294
B N D E S [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred acquisition			R$ 2,057,400
I H S [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests control of the new company	51.00%					51.00%
I Systems [Member]
IfrsStatementLineItems [Line Items]
Valuation report of the net assets and liabilities					R$ 1,211,789
Fair value of new company	R$ 3,291,794
T I M Brasil Servicos E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary			66.59%